August 6, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Frost Family of Funds Post-Effective Amendment No. 2 (File No. 333-229001) and Amendment No. 4 (File No. 811-23410) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, Frost Family of Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 2 and, under the Investment Company Act of 1940, as amended, Amendment No. 4 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing the Frost Global Bond Fund (the “Fund”), a new series of the Trust, with disclosure of a shareholder servicing fee applicable to A Class shares of the Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5862.

Very truly yours,

/s/ David W. Freese

David W. Freese

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001